Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

	2022		2021
	Number of	WAEP per	Number of	WAEP per
	options	option	options	option
As of January 1	474,892	50.60	715,455	37.95
Exercised during the year			(240,563)	37.25
Forfeited during the year	(386,418)	63.86
At the end of the period	88,474	—	474,892	50.60
Exercisable at the period	77,296	—	435,908	49.39

Schedule of share options outstanding at the end of the year, remaining periods and prices

	December 31,	December 31,
	2022	2021
Weighted average remaining vesting period	1.2 years	1.3 years
Weighted average remaining expiring period	2.3 years	3.3 years
Purchase option exercise price range	R$56.11 - R$71.62	R$33.76 - R$100.69

Weighted average remaining selling period	4.3 years	5.3 years
Expected selling / repurchase price	R$ 548.49	R$ 90.72

Schedule of model inputs for options granted

December 31,
2019
Grant date	September 1, 2019
Expiry date	March 1, 2025
Share price at grant date	R$ 3.02
Exercise price	R$ 3.12
Expected price volatility	40.60%
Risk-free interest rate	5.20%
Model used	Black-Scholes

Schedule of expense recognized for employee services received during the year

	Year Ended December 31
Expense arising from share-based payment transactions	2022	2021	2020
Cash-settled - first plan	(32,478)	6,023	11,823
Equity-settled - first plan	20,623	529	—
Equity-settled - second plan	5,845	—	—
Total	(6,010)	6,552	11,823

Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

	2022		2021
	Number of	WAEP per	Number of	WAEP per
	options	option	options	option
As of January 1	866,914	10.31	874,888	0.54
Granted during the year	508,413	2.41	6,549	10.31
Forfeited during the year	(63,778)	11.90	(14,523)	9.05
As of December 31	1,319,523	12.54	866,914	10.31
Exercisable at December 31	198,688	13.89	130,037	15.64

Schedule of share options outstanding at the end of the year, remaining periods and prices

	December 31,	December 31,
	2022	2021
Weighted average remaining vesting period	5.0 years	1.2 years
Weighted average remaining expiring period	7.7 years	2.3 years
Purchase option exercise price	R$ 83.48	R$ 33.76

Schedule of model inputs for options granted

December 31,
2022
Grant date	December 11, 2020
Expiry date	September 9, 2028
Share price at grant date	USD 14.30
Exercise price	USD 16.00
Expected price volatility	53.96%
Risk-free interest rate	8.22%
Model used	Black-Scholes